Schedule of Investments
September 30, 2020 (unaudited)
AmericaFirst Defensive Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 79.11%

Beverages - 6.41%
The Coca-Cola Co. (2)	2,474	122,141
PepsiCo, Inc. (2)	875	121,275

		243,416

Biological Products (No Diagnostic Substances) - 3.18%
Biogen, Inc.	426	120,848

Cigarettes - 3.04%
Phillip Morris International, Inc. (2)	1,536	115,185

Electric Services - 6.11%
Hawaiian Electric Industries, Inc. (2)	3,541	117,703
Portland General Electric Co. (2)	3,213	114,062

		231,765

Fats & Oils - 3.64%
Darling Ingredients, Inc.	3,834	138,139

Food & Kindred Products - 6.18%
ConAgra Brands, Inc. (2)	3,195	114,094
Mondelez International, Inc. Class A (2)	2,098	120,530

		234,624

Grain Mill Products - 3.11%
General Mills, Inc. (2)	1,916	118,179

Hospital & Medical Service Plan - 6.30%
Anthem, Inc. (2)	435	116,837
Humana, Inc. (2)	295	122,097

		238,934

Melt Beverages - 2.88%
Molson Coors Brewing Company Class B	3,256	109,271

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 3.08%
MDU Resources Group, Inc. (2)	5,189	116,752

Natural Gas Transmission & Distribution - 3.24%
Southwest Gas Holdings, Inc. (2)	1,949	122,982

Orthopedic, Prosthetic & Surgical Appliances & Supplie - 3.56%
Align Technology, Inc.	413	135,200

Pharmaceutical Preparations - 6.36%
Eli Lilly & Co.	826	122,264
Pfizer, Inc. (2)	3,243	119,018

		241,282

Poultry Slaughtering And Processing - 3.06%
Tyson Foods, Inc. (2)	1,952	116,105

Services-Commercial Physical & Biological Research - 3.55%
Exelixis, Inc.	5,516	134,866

Services-General Medical & Surgical Hospitals, Nec - 6.10%
HCA Healthcare, Inc.	903	112,586
Universal Health Services, Inc.	1,111	118,899

		231,485

Surgical & Medical Instruments & Apparatus - 3.01%
Boston Scientific Corp.	2,988	114,172

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.29%
Herbalife Nutrition Ltd.	2,494	116,345
AmerisourceBergen Corp. (2)	1,263	122,410

		238,755

Total Common Stocks	(Cost $ 2,935,420)	3,001,960

Registered Investment Companies - 20.84%

ProShares Short S&P 500 ETF (8)	38,922	790,895

Total Registered Investment Companies	(Cost $ 833,172)	790,895

Money Market Registered Investment Companies - 0.37%

Federated Hermes Institutional Prime Obligations Fund - 0.15% (4)	13,946	13,954

Total Money Market Registered Investment Companies	(Cost $ 13,955)	13,954

Total Investments - 100.32%	(Cost $ 3,782,547)	3,806,809

Liabilities in Excess of Other Assets - (0.32%)		(11,978)

Total Net Assets - 100.00%		3,794,831

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	3,792,855	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	3,792,855	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.